Income Taxes (Details 3) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Beginning balance	$ 2,509,000	$ 2,379,000	$ 1,035,000
Gross increases - current period tax positions	455,000	196,000	1,344,000
Gross increase - prior period tax positions	436,000	720,000
Settlements with taxing authorities/lapse of statute of limitations		(786,000)
Ending balance	3,400,000	2,509,000	2,379,000
Additional disclosures
Total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	2,900,000	2,400,000
Settlement amount agreed with the IRS	$ 100,000